Related Party Balances and Transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Services provided to related parties	¥ 0	¥ 0	¥ 631
Services provided to related parties	4,408	0	0
Purchase of services from related parties	35,561	14,753	16,177
Funds provided to related parties	45,914
Aileyou
Related Party Transaction [Line Items]
Services provided to related parties			631
Ji'an Aoxinlian
Related Party Transaction [Line Items]
Purchase of services from related parties	35,561	¥ 14,753	¥ 16,177
L.P. Technology Holdings Limited
Related Party Transaction [Line Items]
Services provided to related parties	4,408
Funds provided to related parties	¥ 45,914